CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2023
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

3.CONCENTRATION OF RISKS

Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. The management focuses on two types of market risk, i.e., interest rate risk and currency risk. Financial instruments affected by market risks include loans and borrowings, corporate bonds, financial assets and financial liabilities at fair value through profit or loss.

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s debt obligations with floating interest rates. To manage this, the Group enters into interest rate swaps for loan contracts, in which it agrees to exchange, at specified intervals, the difference between fixed and variable rate interest amounts calculated by reference to an agreed-upon notional principal amount.

3.	CONCENTRATION OF RISKS (continued)

Foreign currency risk

Foreign currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign currency rates relate primarily to the Group’s operating activities (when revenues or expenses are denominated in a different currency from the Group’s functional currency) and the Group’s borrowings in foreign currency. To manage this, the Group enters into foreign exchange rate swap and forward foreign exchange for loan contracts.

Liquidity risk

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank loans and corporate bonds, selling ordinary shares, seeking financial support from Vingroup, including in the form of debt financing, corporate loan guarantees, capital contributions and cash grants. The Group has managed liquidity risk by arranging for long-term credit facilities with the banks, or issuing long-term corporate bonds, to ensure that the loans and bonds will be repaid. The Group determines the liquidity risk based on terms of contracts. For accruals and other liabilities, the Group uses its judgement to determine the appropriate level of liquidity risk exposed to these liabilities.

Supply risk

The Group is dependent on its suppliers. The inability of these suppliers to deliver necessary components of products in a timely manner at prices, quality levels and volumes acceptable to the Group, or its inability to efficiently manage these components from these suppliers, could have a material adverse effect on its business, prospects, financial condition and operating results.

Credit Risk

The Group performs ongoing credit evaluations of customers’ financial condition whenever deemed necessary. The Group maintains an allowance for credit losses based on the expected collectability of all accounts receivable, which takes into consideration an analysis of historical bad debts, specific customer creditworthiness, customers’ bank guarantee (if applicable) and current economic trends. The Group believes that concentration of credit risk is limited because of credit quality of the customer base, small account balances for most of these customers. The pricing term was determined based on management’s assessment of market-based pricing terms. As of December 31, 2023, receivable from GSM JSC accounted for 66% of accounts trade receivables (including trade receivables from related parties). No other customers individually accounted for 10% or more of accounts receivable as of December 31, 2023.